Document and Entity Information	Jul. 27, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 27, 2023
Entity File Number	000-51821
Entity Registrant Name	LAKE SHORE BANCORP, INC.
Entity Central Index Key	0001341318
Entity Incorporation, State or Country Code	X1
Entity Tax Identification Number	20-4729288
Entity Address, Address Line One	31 East Fourth Street
Entity Address, City or Town	Dunkirk
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14048
City Area Code	716
Local Phone Number	366-4070
Trading Symbol	LSBK
Title of 12(b) Security	Common stock, par value $0.01 per share
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false